Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	75 Months Ended	114 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000103068
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%	5.98%			4.96%
Without Sales Load [Member] | C000103069
Average Annual Return [Line Items]
Average Annual Return, Percent	5.50%	5.77%			4.77%
Without Sales Load [Member] | C000177200
Average Annual Return [Line Items]
Average Annual Return, Percent	5.73%	6.12%		5.04%
Without Sales Load [Member] | C000219333
Average Annual Return [Line Items]
Average Annual Return, Percent	6.49%	6.77%	8.13%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%			1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%			1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%		1.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	0.42%
Morningstar LSTA Performing Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%	6.21%			5.66%
Morningstar LSTA Performing Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%	6.21%			5.66%
Morningstar LSTA Performing Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%	6.21%		5.51%
Morningstar LSTA Performing Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%	6.21%	7.95%